FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

October 26, 2016

Filed Via EDGAR (CIK # 0001109441)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE:      Franklin Floating Rate Master Trust (Registrant)

File No. 811-09869

Ladies/Gentlemen:

On behalf of Franklin Middle Tier Floating Rate Fund and Franklin Lower Tier Floating Rate Fund, each a series of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (Amendment), which is being filed under the Investment Company Act of 1940, as amended (1940 Act) pursuant to Rule 8b-15 under the 1940 Act.  The Amendment is being filed to amend the Part A of the Funds’ offering circular to reflect certain disclosure changes.

The shares of the Funds are not registered under the Securities Act of 1933, as amended (1933 Act), because each Fund issues its shares only in private placement transactions that do not involve a public offering within the meaning of Section 4(2) of the 1933 Act. Shares of the Funds are sold only to “accredited investors,” as defined in Regulation D under the 1933 Act. This Amendment is not offering to sell, or soliciting any offer to buy, any security to the public within the meaning of the 1933 Act.

This Amendment to the registration statement on Form N-1A relates only to Part A and Part B of Franklin Middle Tier Floating Rate Fund and Franklin Lower Tier Floating Rate Fund, each a series of the Registrant, and does not otherwise delete, amend, or supersede any information relating to the Part A or Part B of any other series of the Registrant.

Please direct any comments or questions regarding this filing to Steven J. Gray at (650) 312-2018.

Sincerely yours,

Franklin FLOATING RATE MASTER TRUST

/s/ STEVEN J. GRAY

Steven J. Gray

Vice President

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